JPMorgan Trust I

245 Park Avenue

New York, New York 10167

August 26, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:  JPMorgan Trust I (the “Trust”) on behalf of the

       JPMorgan Current Yield Money Market Fund (the “Fund”):

       File No. 811-8437 & 333-37711

Ladies and Gentlemen:

We hereby submit for filing via EDGAR on behalf of JPMorgan Trust I pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), and under the Investment Company Act of 1940, as amended (the “1940 Act”), Post-Effective Amendment No. 117 (Amendment No. 118 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

This Amendment is being filed pursuant to Rule 485(b) under the 1933 Act to respond to comments received from the Staff, complete the fee and expense tables, add required exhibits and make other changes to the Fund. The undersigned hereby certifies that the Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b).

If you have any questions, please call me at (614) 248-7598.

Very truly yours,

/s/ Elizabeth A. Davin

Elizabeth A. Davin, Esq.

Assistant Secretary

cc: Vincent DiStefano

      Division of Investment Management